Organization and Basis of Presentation (Details 2)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration of Risk
Number of significant customers					2	1	1
Sales | Product
Concentration of Risk
Percentage of total sales	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Sales | Product | Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha
Concentration of Risk
Percentage of total sales	65.00%	65.00%	62.00%	59.00%	58.00%	68.00%	68.00%
Sales | Product | Crude oil sales and logistics revenue
Concentration of Risk
Percentage of total sales	15.00%	18.00%	14.00%	19.00%	18.00%	7.00%
Sales | Product | Distillates (home heating oil, diesel and kerosene), residual oil, natural gas and propane sales
Concentration of Risk
Percentage of total sales	20.00%	17.00%	24.00%	22.00%	24.00%	25.00%	32.00%
Sales | Customer
Concentration of Risk
Number of significant customers	1	2	1	2
Sales | Customer | ExxonMobil
Concentration of Risk
Percentage of total sales	19.00%	18.00%	17.00%	15.00%
Sales | Customer | Phillips 66
Concentration of Risk
Percentage of total sales		11.00%		14.00%